Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses (Schedule of amounts recognized in statements of profit & loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Interest expenses in respect of lease liability	$ 872	$ 689
Total cash outflow for leases	$ 2,968	$ 2,692